Impairments - Price assumptions (Details)	9 Months Ended
	Dec. 31, 2024 $ / MMBTU € / MWh $ / bbl € / t	Mar. 31, 2024 $ / MMBTU € / t $ / bbl € / MWh
Brent Blend (USD/bbl) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	80	80
Brent Blend (USD/bbl) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	75	75
Brent Blend (USD/bbl) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | $ / bbl	70	70
European gas (USD/MMBtu) - TTF | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	8.3	9.4
European gas (USD/MMBtu) - TTF | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	9.5	9.8
European gas (USD/MMBtu) - TTF | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	9.5	9.8
Henry Hub (USD/MMBtu) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	4.3	4.5
Henry Hub (USD/MMBtu) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	4.5	4.4
Henry Hub (USD/MMBtu) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit	4.5	4.4
Electricity Germany (EUR/MWh) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	71	80
Electricity Germany (EUR/MWh) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	74	73
Electricity Germany (EUR/MWh) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / MWh	74	73
EU ETS (EUR/tonne) | 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	101	107
EU ETS (EUR/tonne) | 2040
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	136	131
EU ETS (EUR/tonne) | 2050
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated price per unit | € / t	165	153